Inventories (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Inventories
Finished goods	£ 2,610,000	£ 1,918,000	£ 1,416,000
Cost of inventory recognized during the period	£ 4,769,000	£ 5,223,000	£ 8,450,000